Regulatory Requirements	12 Months Ended
Mar. 31, 2022
Retirement Benefits [Abstract]
Regulatory Requirements

10. Regulatory Requirements

The following table illustrates the minimum regulatory capital as established by the Hong Kong Securities and Futures Commission that the Company’s subsidiaries were required to maintain as of March 31, 2022 and 2021 and the actual amounts of capital that were maintained.

Capital requirements as of March 31, 2022

	Minimum
	Regulatory	Capital	Excess	Percent of
	Capital	Levels	Net	Requirement
	Requirements	Maintained	Capital	Maintained
Zhong Yang Securities Limited	$383,019	$5,107,820	$4,724,801	1,334%
Zhong Yang Capital Limited	383,019	647,686	264,666	169%
Total	$766,038	$5,755,506	$4,989,467	751%

Capital requirements as of March 31, 2021

	Minimum
	Regulatory	Capital	Excess	Percent of
	Capital	Levels	Net	Requirement
	Requirements	Maintained	Capital	Maintained
Zhong Yang Securities Limited	$385,872	$5,626,013	$5,240,141	1458%
Zhong Yang Capital Limited	385,872	659,069	273,197	171%
Total	$771,744	$6,285,082	$5,513,338	814%